FEDERATED PROJECT AND TRADE FINANCE TENDER FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

JULY 25, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED PROJECT AND TRADE FINANCE TENDER FUND (the “Fund”)

1933 Act File No. 333-212613

1940 Act File No. 811-23174

Dear Sir or Madam:

Enclosed are the filing materials for the Fund’s post-effective amendment to the registration statement on Form N-2 under the Securities Act of 1933, as amended (“Securities Act”), which also serves as an amendment to the registration statement under the Investment Company Act of 1940 (the “Registration Statement”).

Our responses to comments received on July 2, 2018 with respect to the Fund’s May 14, 2018 Post-Effective Amendment No. 3 on Form N-2 were previously submitted in separate Correspondence filings dated July 13, 2018 and July 24, 2018. This filing has been redlined to indicate changes that have been made to the Registration Statement since the Fund’s Post-Effective Amendment No. 3 filing on May 14, 2018.

Assuming that our responses to your comments and the changes made to the Registration Statement meet with your approval, the Fund and its distributor hereby request, pursuant to Rule 461 under the Securities Act, that the effective date of the Registration Statement be accelerated to 4:00 P.M. on July 27, 2018 or as soon thereafter as the Commission shall deem appropriate.

If there is any change in the acceleration request set forth above, the Fund will promptly notify you of the change, in which case the Fund may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461 of Regulation C. Such request may be made by an executive officer of the Fund or by any attorney acting as Assistant Secretary of the Fund.

The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

If you have any questions on the enclosed material, please contact Mark R. Thompson, Senior Paralegal, at (412) 288-4429.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary of the Fund

Assistant Secretary

Federated Securities Corp.

Enclosures